Subsequent Events	6 Months Ended
Jan. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

Disposal of ATIF BC and ATIF BM

By January 31, 2026, ATIF BC had ceased all operations and had substantially settled all of its third-party assets and liabilities. Accordingly, the results of ATIF BC are presented as discontinued operations in these consolidated financial statements. On February 9, 2026, the Company completed the formal legal dissolution of ATIF BC.

On February 9, 2026, the Company filed the application for the formal dissolution of ATIF BM, whose third-party assets and liabilities had been fully settled as of January 31, 2026.

Receipt of ICO

On April 2, 2026, subsequent to the balance sheet date, the Company received from the agent 160,000,000 AIAPP tokens, with an aggregate fair value of approximately USD 23,000,000 as of the receipt date. This receipt represents a partial fulfillment of the procurement authorization contracts. The Company is evaluating the accounting treatment of these tokens under applicable guidance, including their classification as intangible assets, digital assets, or other financial instruments.

No other material events have occurred subsequent to January 31, 2026 that would require recognition or disclosure in these financial statements.